Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate To The Company's Effective Tax Rate (Detail)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of overallotment liability	8.30%	0.00%
Valuation allowance	(29.30%)	44.00%
Effective tax rate	0.00%	65.00%